Annual Total Returns [BarChart] - iShares 1-3 Year Treasury Bond ETF - iShares 1-3 Year Treasury Bond ETF	Jun. 29, 2021
Bar Chart Table:
Annual Return 2011	1.43%
Annual Return 2012	0.31%
Annual Return 2013	0.23%
Annual Return 2014	0.48%
Annual Return 2015	0.43%
Annual Return 2016	0.75%
Annual Return 2017	0.27%
Annual Return 2018	1.45%
Annual Return 2019	3.42%
Annual Return 2020	3.01%	[1]

[1]	The Fund’s year-to-date return as of March 31, 2021 was -0.09%.